Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Assets
Cash and due from banks	$ 17,677	$ 14,236	$ 2,273
Interest-bearing deposits with banks	124,716	109,199	121,863
Cash and cash equivalents	142,393	123,435	124,136
Investment securities held-to-maturity	12,609
Investment securities available-for-sale	29,977	34,932	47,979
Other investments	5,844	5,421	4,482
Mortgage loans held-for-sale	13,750	9,329	7,159
Loans, net of unearned income	970,653	888,721	582,002
Less: allowance for loan losses	9,274	9,802	9,119
Loans, net	961,379	878,919	572,883
Premises and equipment, net	27,554	27,560	16,181
Accrued interest receivable	2,217	2,193	1,430
Bank owned life insurance	11,848	10,641	8,247
Other real estate	1,494	1,008	845
Deferred tax assets, net	12,149	11,444	6,757
Goodwill	29,775	28,834
Core deposit intangible, net	1,535	1,757
Other assets	4,090	2,953	1,682
Total assets	1,256,614	1,138,426	791,781
Deposits:
Noninterest-bearing demand	246,804	217,643	128,837
Interest-bearing demand	162,087	154,816	107,060
Savings and money market	414,720	392,394	304,071
Time	227,872	206,207	138,063
Total deposits	1,051,483	971,060	678,031
Federal Home Loan Bank advances	22,000	22,000	22,000
Accrued interest payable	453	431	476
Other liabilities	8,049	8,774	2,335
Total liabilities	$ 1,081,985	$ 1,002,265	$ 702,842
Commitments
Shareholders' equity:
Preferred stock, 250,000 shares authorized, no shares issued or outstanding
Common stock	$ 94	$ 75
Additional paid-in capital	165,674	131,455	$ 91,774
Retained earnings (deficit)	724	(3,453)	(8,856)
Accumulated other comprehensive income	610	845	291
Total shareholders' equity attributable to National Commerce Corporation	167,102	128,922	88,939
Noncontrolling interest	7,527	7,239
Total shareholders' equity	174,629	136,161	88,939
Total liabilities and shareholders' equity	$ 1,256,614	1,138,426	791,781
Common Stock - Voting [Member]
Shareholders' equity:
Common stock		75	5,164
Common Stock - Non-Voting [Member]
Shareholders' equity:
Common stock			$ 566
Core Deposits [Member]
Assets
Core deposit intangible, net		$ 1,757